SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS EQUITY
Schedule of capital stock distributed among shareholders and type of shares

	12/31/2024
	ORDINARY		PREFERENTIAL						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	Golden Share	%	QUANTITY	%
Federal Government	667,888,884	32.95	—	—	493	—	1	100.00	667,889,378	28.95
GIC Private	124,796,783	6.16	—	—	6,338,345	2.26	—	—	131,135,128	5.68
BNDES	74,545,264	3.68	—	—	18,262,671	6.52	—	—	92,807,935	4.02
BNDESPAR	71,956,435	3.55	—	—	18,691,102	6.68	—	—	90,647,537	3.93
BlackRock	67,110,765	3.31	—	—	10,674,963	3.81	—	—	77,785,728	3.37
American Depositary Receipts - ADR’s	50,908,103	2.51	—	—	4,812,944	1.72	—	—	55,721,047	2.42
Radar Resource Manager	5,821,332	0.29	—	—	30,594,076	10.93	—	—	36,415,408	1.59
Others	963,983,932	47.55	146,920	100.00	190,566,799	68.07	—	—	1,154,697,651	50.04
	2,027,011,498	100.00	146,920	100.00	279,941,393	99.99	1	100.00	2,307,099,812	100.00

Schedule of repurchase of treasury shares

	12/31/2024			12/31/2023
	CLASS	QUANTITY	AMOUNT	QUANTITY	AMOUNT
Repurchase of shares	ON	49,404,300	1,805,052	46,770,200	1,692,434
Restricted shares	ON	(631,501)	(19,939)	(438,552)	(13,595)
Shares issued	ON	3,451,692	168,168	3,451,692	168,168
Dissident shareholders	PNA	4,361	212	4,361	212
Repurchase of shares	GNP	7,432,000	277,265	7,032,800	274,784
Compulsory loan agreement	GNP	(195,000)	(7,747)	(195,000)	(7,747)
			2,223,011		2,114,256

Schedule of profit distribution

Allocation of the Year	12/31/2024	12/31/2023
Balance for the destination of the year	10,378,122	4,549,774
Legal reserve	(518,906)	(227,489)
Mandatory Dividends	(2,464,804)	(1,080,571)
Additional proposed dividends	(1,535,196)	(216,114)
Accumulated losses	(9,675)	—
Subtotal to distribute	5,849,541	3,025,600
Constitution of Statutory Reserves and Profit Retention	(5,849,541)	(3,025,600)
Balance to be distributed for the year	—	—